RiverNorth OPPORTUNITIES FUND, INC.

ARTICLES SUPPLEMENTARY

ESTABLISHING AND FIXING THE RIGHTS AND PREFERENCES

OF PERPETUAL Preferred sTOCK

DATED AS OF APRIL 6, 2022

RiverNorth Opportunities Fund, Inc., a Maryland corporation (the “Corporation”), hereby certifies to the State Department of Assessments and Taxation of Maryland that:

RECITALS

FIRST: The Corporation is authorized under Article V of the charter of the Corporation (the “Charter”) to issue up to 37,500,000 shares of stock (“Capital Stock”), all of which are shares of Common Stock, $0.0001 par value per share (“Common Stock”).

SECOND: Pursuant to the authority expressly vested in the Board of Directors of the Corporation (the “Board of Directors”) by Article V of the Charter and Section 2-208 of the Maryland General Corporation Law, the Board of Directors has, by resolutions duly adopted on March 17, 2022, and April [ ], 2022 (a) reclassified and designated [ ] authorized but unissued shares of Common Stock as shares of Perpetual Preferred Stock, $0.0001 par value per share (“Perpetual Preferred Stock”), with such class of stock to be issued in one or more series; and (b) reclassified and designated [ ] authorized but unissued shares of Perpetual Preferred Stock as shares of Series A Perpetual Preferred Stock, $0.0001 par value per share (“Series A Perpetual Preferred Stock”).

THIRD: The preferences, conversion and other rights, voting powers, restrictions, limitations as to dividends, qualifications, and terms and conditions of redemption, of each series of Perpetual Preferred Stock, as established by the Board of Directors, are set forth in these Articles Supplementary, as modified, amended or supplemented from time to time in any Appendix (each, an “Appendix” and, collectively, the “Appendices”) to these Articles Supplementary specifically relating to such series (each such series being referred to herein as a “Series of Perpetual Preferred Shares”, “Perpetual Preferred Shares of a Series” or a “Series” and shares of all such Series being referred to herein individually as a “Perpetual Preferred Share” and, collectively, as the “Perpetual Preferred Shares”), which (upon any restatement of the Charter) shall become part of Article V of the Charter (or any successor provision thereto), with any necessary or appropriate renumbering or relettering of the sections or subsections hereof, as follows:

ARTICLE I
DEFINITIONS

1.1. Definitions. Unless the context or use indicates another or different meaning or intent and except with respect to any Series as specifically provided in the Appendix applicable to such Series, each of the following terms when used in these Articles Supplementary shall have the meaning ascribed to it below, whether such term is used in the singular or plural and regardless of tense:

“1940 Act” means the Investment Company Act of 1940, as amended, or any successor statute.

“1940 Act Asset Coverage” means the Asset Coverage specified in Section 18(a)(2)(B) of the 1940 Act as in effect on the date hereof.

“Appendices” and “Appendix” shall have the respective meanings as set forth in the Recitals of these Articles Supplementary.

“Articles Supplementary” means these Articles Supplementary Establishing and Fixing the Rights and Preferences of Perpetual Preferred Stock, as they may be amended from time to time in accordance with their terms.

“Asset Coverage” shall mean the “asset coverage” of a class of senior security which is stock, as specified in Section 18 of the 1940 Act as in effect on the date hereof.

“Asset Coverage Cure Date” means, with respect to the failure by the Corporation to maintain Asset Coverage as of the close of business on the last Business Day of a Calendar Quarter (as required by Section 2.4(a)), the date that is thirty (30) calendar days following the Filing Date with respect to such Calendar Quarter.

“Board of Directors” shall have the meaning as set forth in the Recitals of these Articles Supplementary.

“Business Day” means any calendar day on which the New York Stock Exchange is open for trading.

“Calendar Quarter” shall mean any of the three month periods ending March 31, June 30, September 30, or December 31 of each year.

“Capital Stock” shall have the meaning as set forth in the Recitals of these Articles Supplementary.

“Charter” shall have the meaning as set forth in the Recitals of these Articles Supplementary.

“Commission” means the U.S. Securities and Exchange Commission.

“Common Stock” shall have the meaning as set forth in the Recitals of these Articles Supplementary.

“Corporation” shall have the meaning as set forth in the Preamble to these Articles Supplementary.

“Custodian” means a bank, as defined in Section 2(a)(5) of the 1940 Act, that has the qualifications prescribed in paragraph 1 of Section 26(a) of the 1940 Act, or such other entity as shall be providing custodian services to the Corporation as permitted by the 1940 Act or any rule, regulation, or order thereunder, and shall include, as appropriate, any similarly qualified sub-custodian duly appointed by the Custodian.

“Custodian Agreement” means the Custodian Agreement by and among the Custodian and the Corporation.

“Date of Original Issue” means, with respect to any Series, the date specified as the Date of Original Issue for such Series in the Appendix for such Series.

“Default” shall have the meaning as set forth in Section 2.2(g)(i).

“Default Period” shall have the meaning as set forth in Section 2.2(g)(i).

“Default Rate” shall have the meaning as set forth in Section 2.2(g)(i).

“Deposit Securities” means, as of any date, any United States dollar-denominated security or other investment of a type described below that either (i) is a demand obligation payable to the holder thereof on any Business Day or (ii) has a maturity date, mandatory redemption date or mandatory payment date, on its face or at the option of the holder, preceding the relevant Redemption Date, Dividend Payment Date or other payment date in respect of which such security or other investment has been deposited or set aside as a Deposit Security:

(i) cash or any cash equivalent;

(ii) any U.S. Government Obligation;

(iii) any Short-Term Money Market Instrument;

(iv) any investment in any money market fund registered under the 1940 Act that qualifies under Rule 2a-7 under the 1940 Act, or similar investment vehicle described in Rule 12d1-1(b)(2) under the 1940 Act, that invests principally in Short-Term Money Market Instruments or U.S. Government Obligations or any combination thereof; or

(v) any letter of credit from a bank or other financial institution that has a credit rating from at least one rating agency that is the highest applicable rating generally ascribed by such rating agency to bank deposits or short-term debt of similar banks or other financial institutions as of the date of these Articles Supplementary (or such rating’s future equivalent).

“Dividend Default” shall have the meaning as set forth in Section 2.2(g)(i).

“Dividend Payment Date” means, with respect to any Series, each of the Dividend Payment Dates for such Series set forth in the Appendix for such Series.

“Dividend Period” means, with respect to any Series, the Dividend Period for such Series set forth in the Appendix for such Series.

“Dividend Rate” means, with respect to any Series and as of any date, the Fixed Dividend Rate for that Series as adjusted, if a Default Period shall be in existence on such date, in accordance with the provisions of Section 2.2(g).

“Electronic Means” means email transmission, facsimile transmission or other similar electronic means of communication providing evidence of transmission (but excluding online communications systems covered by a separate agreement) acceptable to the sending party and the receiving party, in any case if operative as between any two parties, or, if not operative, by telephone (promptly confirmed by any other method set forth in this definition), which, in the case of notices to the Redemption and Paying Agent and the Custodian, shall be sent by such means to each of its representatives set forth in the Redemption and Paying Agent Agreement and the Custodian Agreement, respectively.

“Exchange Act” means the U.S. Securities Exchange Act of 1934, as amended.

“Filing Date” means, with respect to any Calendar Quarter, the date of filing of the Corporation’s SEC Report with respect to such Calendar Quarter.

“Fixed Dividend Rate” means, with respect to any Series, the rate per annum specified as the Fixed Dividend Rate for such Series in the Appendix for such Series.

“Holder” means, with respect to the Perpetual Preferred Shares of any Series or any other security issued by the Corporation, a Person in whose name such security is registered in the registration books of the Corporation maintained by the Redemption and Paying Agent or otherwise.

“Liquidation Preference” means, with respect to any Series, the amount specified as the liquidation preference per share for that Series in the Appendix for such Series.

“Mandatory Redemption Price” shall have the meaning as set forth in Section 2.5(a)(i).

“Market Value” of any asset of the Corporation means, for securities for which market quotations are readily available, the market value thereof determined by an independent third-party pricing service designated from time to time by the Board of Directors. Market Value of any asset shall include any interest accrued thereon. The pricing service shall value portfolio securities at the mean between the quoted bid and asked price or the yield equivalent when quotations are readily available. Securities for which quotations are not readily available shall be valued at fair value as determined by the pricing service using methods that include consideration of: yields or prices of securities of comparable quality, type of issue, coupon, maturity and rating; indications as to value from dealers; and general market conditions. The pricing service may employ electronic data processing techniques or a matrix system, or both, to determine recommended valuations.

“Non-Call Period” means, with respect to any Series, the period (if any) during which such Series shall not be subject to redemption at the option of the Corporation, as set forth in the Appendix for such Series.

“Notice of Redemption” shall have the meaning as set forth in Section 2.5(d).

“NRSRO” means any nationally recognized statistical rating organization within the meaning of Section 3(a)(62) of the Exchange Act that is not an “affiliated person” (as defined in Section 2(a)(3) of the 1940 Act) of the Corporation.

“Optional Redemption Date” shall have the meaning as set forth in Section 2.5(b)(i).

“Optional Redemption Premium” means, with respect to any Series, the premium (expressed as a percentage of the Liquidation Preference of the shares of such Series), if any, payable by the Corporation upon the redemption of Perpetual Preferred Shares of such Series at the option of the Corporation, as set forth in the Appendix for such Series.

“Optional Redemption Price” shall have the meaning as set forth in Section 2.5(b)(i).

“Outstanding” means, as of any date with respect to Perpetual Preferred Shares of any Series, the number of Perpetual Preferred Shares of such Series theretofore issued by the Corporation except (without duplication):

(i) any shares of such Series theretofore cancelled or redeemed or delivered to the Redemption and Paying Agent for cancellation or redemption in accordance with the terms hereof;

(ii) any shares of such Series as to which the Corporation shall have given a Notice of Redemption and irrevocably deposited with the Redemption and Paying Agent sufficient Deposit Securities to redeem such shares in accordance with Section 2.5 hereof;

(iii) any shares of such Series as to which the Corporation shall be the Holder or the beneficial owner; and

(iv) any shares of such Series represented by any certificate in lieu of which any new certificate has been executed and delivered by the Corporation.

“Perpetual Preferred Shares” shall have the meaning as set forth in the Recitals of these Articles Supplementary.

“Person” means and includes an individual, a partnership, a trust, a corporation, a limited liability company, an unincorporated association, a joint venture or other entity or a government or any agency or political subdivision thereof.

“Preferred Stock” means any Capital Stock of the Corporation classified as preferred stock, including shares of each Series of Perpetual Preferred Shares, shares of any other series of such preferred stock now or hereafter issued by the Corporation, and any other shares of Capital Stock hereafter authorized and issued by the Corporation of a class having priority over any other class as to distribution of assets or payments of dividends.

“Rating Agency” means, as of any date and in respect of a Series of Perpetual Preferred Shares, (i) Moody’s Investors Service, Inc., to the extent it maintains a rating on the Perpetual Preferred Shares of such Series on such date and has not been replaced as a Rating Agency in accordance with Section 2.8 and (ii) any other NRSRO designated as a Rating Agency on such date in accordance with Section 2.8. Moody’s Investors Service, Inc. has initially been designated as Rating Agency for purposes of the Perpetual Preferred Shares subject to this Statement. In the event that at any time any Rating Agency (i) ceases to be a Rating Agency for purposes of any Series of Perpetual Preferred Shares and such Rating Agency has been replaced by another Rating Agency in accordance with Section 2.8, any references to any credit rating of the replaced Rating Agency in this Statement or any Appendix shall be deleted for purposes hereof as provided below and shall be deemed instead to be references to the equivalent credit rating of the Rating Agency that has replaced such Rating Agency as of the most recent date on which such replacement Rating Agency published credit ratings for such Series of Perpetual Preferred Shares or (ii) designates a new rating definition for any credit rating of such Rating Agency with a corresponding replacement rating definition for such credit rating of such Rating Agency, any references to such replaced rating definition of such Rating Agency contained in this statement or any Appendix shall instead be deemed to be references to such corresponding replacement rating definition. In the event that at any time the designation of any Rating Agency as a Rating Agency for purposes of any Series of Perpetual Preferred Shares is terminated in accordance with Section 2.8, any rating of such terminated Rating Agency, to the extent it would have been taken into account in any of the provisions of this Statement or the Appendix for such Series of Perpetual Preferred Shares, shall be disregarded, and only the ratings of the then-designated Rating Agency for such Series of Perpetual Preferred Shares shall be taken into account for purposes of this Statement and such Appendix.

“Rating Agency Guidelines” means the guidelines of any Rating Agency, as they may be amended or modified from time to time, compliance with which is required to cause such Rating Agency to continue to issue a rating with respect to a Series of Perpetual Preferred Shares for so long as any Perpetual Preferred Shares of such Series are Outstanding.

“Redemption and Paying Agent” means, with respect to any Series, DST Systems, Inc. and its successors or any other redemption and paying agent appointed by the Corporation with respect to such Series.

“Redemption and Paying Agent Agreement” means, with respect to any Series, the Redemption and Paying Agent Agreement or other similarly titled agreement by and among the Redemption and Paying Agent for such Series and the Corporation with respect to such Series.

“Redemption Date” shall have the meaning as set forth in Section 2.5(d).

“Redemption Default” shall have the meaning as set forth in Section 2.2(g)(i).

“Redemption Price” shall mean the Mandatory Redemption Price or the Optional Redemption Price, as applicable.

“SEC Report” means, with respect to any Calendar Quarter, the Corporation’s Annual Report on Form N-CSR or Form N-CEN, Semi-Annual Report on Form N-CSRS, or Monthly Report on Form N-PORT, as applicable, filed by the Corporation with the Securities and Exchange Commission with respect to the fiscal period ending as of the last day of such Calendar Quarter.

“Securities Depository” shall mean The Depository Trust Company and its successors and assigns or any other securities depository selected by the Corporation that agrees to follow the procedures required to be followed by such securities depository as set forth in these Articles Supplementary with respect to the Perpetual Preferred Shares.

“Senior Security” shall have the meaning specified in Section 18 under the 1940 Act, as in effect on the date hereof.

“Series” shall have the meaning as set forth in the Recitals of these Articles Supplementary.

“Short-Term Money Market Instruments” means the following types of instruments if, on the date of purchase or other acquisition thereof by the Corporation, the remaining term to maturity thereof is not in excess of 180 days:

(i) commercial paper rated A-1 if such commercial paper matures in 30 days or A-1+ if such commercial paper matures in over 30 days;

(ii) demand or time deposits in, and banker’s acceptances and certificates of deposit of (A) a depository institution or trust company incorporated under the laws of the United States of America or any state thereof or the District of Columbia or (B) a United States branch office or agency of a foreign depository institution (provided that such branch office or agency is subject to banking regulation under the laws of the United States, any state thereof or the District of Columbia); and

(iii) overnight funds.

“U.S. Government Obligations” means direct obligations of the United States or of its agencies or instrumentalities that are entitled to the full faith and credit of the United States and that, other than United States Treasury Bills, provide for the periodic payment of interest and the full payment of principal at maturity or call for redemption.

“Voting Period” shall have the meaning as set forth in Section 2.6(b)(i).

With respect to any Series, any additional definitions specifically set forth in the Appendix relating to such Series and any amendments to any definitions specifically set forth in the Appendix relating to such Series, as such Appendix may be amended from time to time, shall be incorporated herein and made part hereof by reference thereto, but only with respect to such Series.

1.2. Interpretation. The headings preceding the text of Articles and Sections included in these Articles Supplementary are for convenience only and shall not be deemed part of these Articles Supplementary or be given any effect in interpreting these Articles Supplementary. The use of the masculine, feminine or neuter gender or the singular or plural form of words herein shall not limit any provision of these Articles Supplementary. The use of the terms “including” or “include” shall in all cases herein mean “including, without limitation” or “include, without limitation,” respectively. Reference to any Person includes such Person’s successors and assigns to the extent such successors and assigns are permitted by the terms of any applicable agreement, and reference to a Person in a particular capacity excludes such Person in any other capacity or individually. Reference to any agreement (including these Articles Supplementary), document or instrument means such agreement, document or instrument as amended or modified and in effect from time to time in accordance with the terms thereof and, if applicable, the terms hereof. Except as otherwise expressly set forth herein, reference to any law means such law as amended, modified, codified, replaced or re-enacted, in whole or in part, including rules, regulations, enforcement procedures and any interpretations promulgated thereunder. Underscored references to Articles or Sections shall refer to those portions of these Articles Supplementary. The use of the terms “hereunder,” “hereof,” “hereto” and words of similar import shall refer to these Articles Supplementary as a whole and not to any particular Article, Section or clause of these Articles Supplementary.

ARTICLE II
TERMS APPLICABLE TO ALL SERIES OF
PERPETUAL PREFERRED SHARES

Except for such changes and amendments hereto with respect to a Series of Perpetual Preferred Shares that are specifically contemplated by the Appendix relating to such Series, each Series of Perpetual Preferred Shares shall have the following terms:

2.1. Number of Shares; Ranking.

(a) The number of authorized shares constituting any Series of Perpetual Preferred Shares shall be as set forth with respect to such Series in the Appendix hereto relating to such Series. No fractional Perpetual Preferred Shares shall be issued.

(b) The Perpetual Preferred Shares of each Series shall rank on parity with shares of each other Series of Perpetual Preferred Shares and with shares of any other series of Preferred Stock as to the payment of dividends and the distribution of assets upon dissolution, liquidation or winding up of the affairs of the Corporation. The Perpetual Preferred Shares of each Series shall have preference with respect to the payment of dividends and as to distribution of assets upon dissolution, liquidation or winding up of the affairs of the Corporation over the Common Stock as set forth herein.

(c) No Holder of Perpetual Preferred Shares shall have, solely by reason of being such a Holder, any preemptive or other right to acquire, purchase or subscribe for any Perpetual Preferred Shares or shares of Common Stock or other securities of the Corporation which it may hereafter issue or sell.

2.2. Dividends and Distributions.

(a) The Holders of any Perpetual Preferred Shares of any Series shall be entitled to receive, when, as and if declared by, or under authority granted by, the Board of Directors, out of funds legally available therefor and in preference to dividends and distributions on the Common Stock, cumulative cash dividends and distributions on each share of such Series, calculated separately for each Dividend Period for such Series at the Dividend Rate in effect from time to time for such Series during such Dividend Period, computed on the basis of a 360-day year consisting of twelve 30-day months, on an amount equal to the Liquidation Preference for a share of such Series, and no more. Dividends and distributions on the Perpetual Preferred Shares of any Series shall accumulate from the Date of Original Issue with respect to such Series and shall be payable quarterly in arrears as provided in Section 2.2(f). Dividends payable on any Perpetual Preferred Shares of any Series for any period of less than a full quarterly Dividend Period, upon any redemption of such shares on any Redemption Date other than on a Dividend Payment Date, or, in the case of the first Dividend Period, more than a full quarterly period, shall be computed on the basis of a 360-day year consisting of twelve 30-day months and the actual number of days elapsed for any period of less than, or, in the case of the first Dividend Period, greater than, one quarter.

(b) Dividends on shares of each Series of Perpetual Preferred Shares with respect to any Dividend Period shall be declared to the Holders of record of such shares as their names shall appear on the registration books of the Corporation at the close of business on the applicable record date, which shall be such date designated by the Board of Directors that is not more than twenty (20) nor less than ten (10) calendar days prior to the Dividend Payment Date with respect to such Dividend Period, and shall be paid as provided further in Section 2.2(f) hereof.

(c) (i) No full dividends and distributions shall be declared or paid on shares of a Series of Perpetual Preferred Shares for any Dividend Period or part thereof unless full cumulative dividends and distributions due through the most recent dividend payment dates therefor for all outstanding shares of Preferred Stock (including shares of other Series of Perpetual Preferred Shares) have been or contemporaneously are declared and paid through the most recent dividend payment dates therefor. If full cumulative dividends and distributions due have not been declared and paid on all outstanding Preferred Stock of any series, any dividends and distributions being declared and paid on a Series of Perpetual Preferred Shares will be declared and paid as nearly pro rata as possible in proportion to the respective amounts of dividends and distributions accumulated but unpaid on each such series of Preferred Stock on the relevant dividend payment date for such series. No Holders of Perpetual Preferred Shares shall be entitled to any dividends and distributions, whether payable in cash, property or shares, in excess of full cumulative dividends and distributions as provided in this Section 2.2(c)(i) on such Perpetual Preferred Shares.

(ii) Except as noted below, for so long as any Perpetual Preferred Shares are Outstanding, the Corporation shall not: (x) declare any dividend or other distribution (other than a dividend or distribution paid in shares of Common Stock) in respect of the Common Stock, (y) call for redemption, redeem, purchase or otherwise acquire for consideration any Common Stock, or (z) pay any proceeds of the liquidation of the Corporation in respect of the Common Stock, unless, in each case, (A) immediately thereafter, the Corporation shall have 1940 Act Asset Coverage after deducting the amount of such dividend or distribution or redemption or purchase price or liquidation proceeds, (B) all cumulative dividends and distributions on all Perpetual Preferred Shares and all other Preferred Stock ranking on a parity with the Perpetual Preferred Shares due on or prior to the earlier of the declaration, record or payment date, as applicable, of the applicable dividend, distribution, redemption, purchase or acquisition shall have been declared and paid (or shall have been declared and Deposit Securities or sufficient funds (in accordance with the terms of such Preferred Stock) for the payment thereof shall have been deposited irrevocably with the paying agent for such Preferred Stock) and (C) the Corporation shall have deposited Deposit Securities pursuant to and in accordance with the requirements of Section 2.5(d)(ii) hereof with respect to Outstanding Perpetual Preferred Shares of any Series to be redeemed pursuant to Section 2.5(a) hereof for which a Notice of Redemption shall have been given or shall have been required to be given in accordance with the terms hereof on or prior to the date of the applicable dividend, distribution, redemption, purchase or acquisition. Notwithstanding the foregoing, the Corporation shall not, at any time, be prohibited or otherwise restricted in its ability to call for redemption, redeem, purchase or otherwise acquire for consideration shares of its Capital Stock in compliance with the 1940 Act.

(iii) Any dividend payment made on shares of a Series of Perpetual Preferred Shares shall be credited against the dividends and distributions accumulated with respect to the Dividend Period or Dividend Periods for such Series for which dividends and distributions have not been paid, in chronological order.

(d) Not later than 12:00 noon, New York City time, on the Dividend Payment Date for a Series of Perpetual Preferred Shares, the Corporation shall deposit with the Redemption and Paying Agent Deposit Securities having an aggregate Market Value on such date sufficient to pay the dividends and distributions that are payable on such Dividend Payment Date in respect of such Series. The Corporation may direct the Redemption and Paying Agent with respect to the investment or reinvestment of any such Deposit Securities prior to the Dividend Payment Date, provided that such investment or reinvestment consists exclusively of Deposit Securities and provided further that the proceeds of any such investment will be available as same day funds at the opening of business on such Dividend Payment Date.

(e) All Deposit Securities paid to the Redemption and Paying Agent for the payment of dividends payable on a Series of Perpetual Preferred Shares shall be held in trust for the payment of such dividends by the Redemption and Paying Agent for the benefit of the Holders of such Series entitled to the payment of such dividends pursuant to Section 2.2(f). Any moneys paid to the Redemption and Paying Agent in accordance with the foregoing but not applied by the Redemption and Paying Agent to the payment of dividends, including interest earned on such moneys while so held, will, to the extent permitted by law, be repaid to the Corporation as soon as possible after the date on which such moneys were to have been so applied, upon request of the Corporation.

(f) Dividends on shares of a Series of Perpetual Preferred Shares shall be paid on each Dividend Payment Date for such Series to the Holders of shares of such Series as their names appear on the registration books of the Corporation at the close of business on the applicable record date for such dividend, which record date shall be determined as set forth in Section 2.2(b). Dividends in arrears on shares of a Series of Perpetual Preferred Shares for any past Dividend Period may be declared and paid at any time, without reference to any regular Dividend Payment Date, to the Holders of shares of such Series as their names appear on the registration books of the Corporation on such date, not exceeding twenty (20) nor less than ten (10) calendar days preceding the payment date thereof, as may be fixed by the Board of Directors. No interest or sum of money in lieu of interest will be payable in respect of any dividend payment or payments on shares of any Series of Perpetual Preferred Shares which may be in arrears.

(g) (i) The Dividend Rate on a Series of Perpetual Preferred Shares shall be adjusted to the Default Rate (as defined below) in the following circumstances. Subject to the cure provisions below, a “Default Period” with respect to a Series of Perpetual Preferred Shares shall commence on any date the Corporation fails to deposit with the Redemption and Paying Agent by 12:00 noon, New York City time, on (A) a Dividend Payment Date for such Series, Deposit Securities that will provide funds available to the Redemption and Paying Agent on such Dividend Payment Date sufficient to pay the full amount of any dividend on such Series payable on such Dividend Payment Date (a “Dividend Default”) or (B) an applicable Redemption Date for such Series, Deposit Securities that will provide funds available to the Redemption and Paying Agent on such Redemption Date sufficient to pay the full amount of the Redemption Price payable in respect of such Series on such Redemption Date (a “Redemption Default” and together with a Dividend Default, hereinafter referred to as “Default”). Subject to the cure provisions of Section 2.2(g)(ii) below, a Default Period with respect to a Dividend Default or a Redemption Default on a Series of Perpetual Preferred Shares shall end on the Business Day on which, by 12:00 noon, New York City time, an amount equal to all unpaid dividends on such Series and any unpaid Redemption Price on such Series shall have been deposited irrevocably in trust in same-day funds with the Redemption and Paying Agent. In the case of any Default on a Series of Perpetual Preferred Shares, the Dividend Rate for such Series for each calendar day during the Default Period will be equal to the Default Rate. The “Default Rate” on a Series of Perpetual Preferred Shares for any calendar day shall be equal to the Fixed Dividend Rate for such Series plus two percent (2%) per annum.

(h) No Default Period for a Series of Perpetual Preferred Shares with respect to any Default on such Series shall be deemed to commence if the amount of any dividend or any Redemption Price due in respect of such Series (if such Default is not solely due to the willful failure of the Corporation) is deposited irrevocably in trust, in same-day funds, with the Redemption and Paying Agent by 12:00 noon, New York City time, on a Business Day that is not later than three (3) Business Days after the applicable Dividend Payment Date or Redemption Date for such Series with respect to which such Default occurred, together with an amount equal to the Default Rate on such Series applied to the amount and period of such non-payment on such Series, based on the actual number of calendar days comprising such period divided by 360.

2.3. Liquidation Rights.

(a) In the event of any liquidation, dissolution or winding up of the affairs of the Corporation, whether voluntary or involuntary, the Holders of Perpetual Preferred Shares shall be entitled to receive out of the assets of the Corporation available for distribution to stockholders, after satisfying claims of creditors but before any distribution or payment shall be made in respect of the Common Stock, a liquidation distribution equal to the Liquidation Preference for such shares, plus an amount equal to all unpaid dividends and distributions on such shares accumulated to (but excluding) the date fixed for such distribution or payment on such shares (whether or not earned or declared by the Corporation, but excluding interest thereon), and such Holders shall be entitled to no further participation in any distribution or payment in connection with any such liquidation, dissolution or winding up.

(b) If, upon any liquidation, dissolution or winding up of the affairs of the Corporation, whether voluntary or involuntary, the assets of the Corporation available for distribution among the Holders of all Outstanding Perpetual Preferred Shares and any other outstanding Preferred Stock shall be insufficient to permit the payment in full to such Holders of the Liquidation Preference of such Perpetual Preferred Shares plus accumulated and unpaid dividends and distributions on such shares as provided in Section 2.3(a) above and the amounts due upon liquidation with respect to such other Preferred Stock, then such available assets shall be distributed among the Holders of such Perpetual Preferred Shares and such other Preferred Stock ratably in proportion to the respective preferential liquidation amounts to which they are entitled. In connection with any liquidation, dissolution or winding up of the affairs of the Corporation, whether voluntary or involuntary, unless and until the Liquidation Preference on each Outstanding Perpetual Preferred Share plus accumulated and unpaid dividends and distributions on such shares as provided in Section 2.3(a) above have been paid in full to the Holders of such shares, no dividends, distributions or other payments will be made on, and no redemption, purchase or other acquisition by the Corporation will be made by the Corporation in respect of, shares of the Common Stock.

(c) Neither the sale of all or substantially all of the property or business of the Corporation, nor the merger, consolidation or reorganization of the Corporation into or with any other business or statutory trust, corporation or other entity, nor the merger, consolidation or reorganization of any other business or statutory trust, corporation or other entity into or with the Corporation shall be a dissolution, liquidation or winding up, whether voluntary or involuntary, for the purpose of this Section 2.3.

2.4. Coverage Test.

(a) Asset Coverage Requirement. For so long as any shares of a Series of Perpetual Preferred Shares are Outstanding, the Corporation shall have Asset Coverage of at least 200% as of the close of business on the last Business Day of each Calendar Quarter. If the Corporation shall fail to maintain such Asset Coverage as of any time as of which such compliance is required to be determined as aforesaid, the provisions of Section 2.5(a)(i) shall be applicable, which provisions shall constitute the sole remedy for the Corporation’s failure to comply with the provisions of this Section 2.4(a).

(b) Calculation of Asset Coverage. For purposes of determining whether the requirements of Section 2.4(a) are satisfied, (i) no Perpetual Preferred Shares of any Series or other Preferred Stock shall be deemed to be Outstanding for purposes of any computation required by Section 2.4(a) if, prior to or concurrently with such determination, either (x) sufficient Deposit Securities or other sufficient funds (in accordance with the terms of such Series or other Preferred Stock) to pay the full redemption price for such Series or other Preferred Stock (or the portion thereof to be redeemed) shall have been deposited in trust with the paying agent for such Series or other Preferred Stock and the requisite notice of redemption for such Series or other Preferred Stock (or the portion thereof to be redeemed) shall have been given or (y) sufficient Deposit Securities or other sufficient funds (in accordance with the terms of such Series or other Preferred Stock) to pay the full redemption price for such Series or other Preferred Stock (or the portion thereof to be redeemed) shall have been segregated by the Custodian and the Corporation from the assets of the Corporation, by means of appropriate identification on the Custodian’s books and records or otherwise in accordance with the Custodian’s normal procedures, and (ii) the Deposit Securities or other sufficient funds that shall have been deposited with the applicable paying agent and/or segregated by the Custodian, as applicable, as provided in clause (i) of this sentence shall not be included as assets of the Corporation for purposes of such computation.

2.5. Redemption. Each Series of Perpetual Preferred Shares shall be subject to redemption by the Corporation as provided below:

(a) Asset Coverage Mandatory Redemption.

(i) If the Corporation fails to comply with the Asset Coverage requirement as provided in Section 2.4(a) as of the last Business Day of any Calendar Quarter and such failure is not cured as of the Asset Coverage Cure Date, the Corporation shall, to the extent permitted by the 1940 Act and Maryland law and pursuant to the terms and conditions of any credit agreement, loan agreement, credit facility or other agreement representing borrowings of the Corporation (a “Credit Agreement”) that is in effect at such time, by the close of business on such Asset Coverage Cure Date, fix a redemption date and proceed to redeem in accordance with the terms of such Preferred Stock, a sufficient number of shares of Preferred Stock, which at the Corporation’s sole option (to the extent permitted by the 1940 Act and Maryland law) may include any number or proportion of Perpetual Preferred Shares of any Series, to enable it to meet the requirements of Section 2.5(a)(ii). In the event that any shares of a Series of Perpetual Preferred Shares then Outstanding are to be redeemed pursuant to this Section 2.5(a)(i), the Corporation shall redeem such shares at a price per share equal to the Liquidation Preference per share of such Series plus an amount equal to all unpaid dividends and distributions on such share of such Series accumulated to (but excluding) the date fixed for such redemption by the Board of Directors (whether or not earned or declared by the Corporation, but excluding interest thereon) (the “Mandatory Redemption Price”).

(ii) On the Redemption Date for a redemption contemplated by Section 2.5(a)(i), the Corporation shall redeem, out of funds legally available therefor and to the extent permitted by any Credit Agreement in effect on such date, such number of shares of Preferred Stock (which may include at the sole option of the Corporation any number or proportion of Perpetual Preferred Shares of any Series) as shall be equal to the lesser of (x) the minimum number of shares of Preferred Stock, the redemption of which, if deemed to have occurred immediately prior to the opening of business on the Asset Coverage Cure Date, would result in the Corporation having Asset Coverage on such Asset Coverage Cure Date of at least 200% (provided, however, that if there is no such minimum number of Perpetual Preferred Shares and other shares of Preferred Stock the redemption or retirement of which would have such result, all Perpetual Preferred Shares and other shares of Preferred Stock then outstanding shall be redeemed), and (y) the maximum number of shares of Preferred Stock that can be redeemed out of funds expected to be legally available therefor in accordance with the Charter and applicable law and to the extent permitted by any Credit Agreement in effect on such date. Notwithstanding the foregoing, in the event that shares of Preferred Stock are redeemed pursuant to this Section 2.5(a), the Corporation may at its sole option, but is not required to, redeem a sufficient number of shares of any Series of Perpetual Preferred Shares pursuant to this Section 2.5(a) that, when aggregated with other shares of Preferred Stock redeemed by the Corporation, would result, if deemed to have occurred immediately prior to the opening of business on the Asset Coverage Cure Date, in the Corporation having Asset Coverage on such Asset Coverage Cure Date of up to and including 285%. The Corporation shall effect such redemption on the date fixed by the Corporation therefor, which date shall not be later than ninety (90) calendar days after such Asset Coverage Cure Date, except that if the Corporation does not have funds legally available for the redemption of all of the required number of Perpetual Preferred Shares and other shares of Preferred Stock which have been designated to be redeemed or the Corporation otherwise is unable to effect such redemption on or prior to ninety (90) calendar days after such Asset Coverage Cure Date, the Corporation shall redeem those Perpetual Preferred Shares and other shares of Preferred Stock which it was unable to redeem on the earliest practicable date on which it is able to effect such redemption. If fewer than all of the Outstanding Perpetual Preferred Shares of a Series are to be redeemed pursuant to this Section 2.5(a), the number of Perpetual Preferred Shares of such Series to be redeemed shall be redeemed (A) from each Holder pro rata based upon the number of Outstanding shares of such Series held by such Holder, or (B) by lot.

(b) Optional Redemption.

(i) Subject to the provisions of Section 2.5(b)(ii), on any Business Day following the expiration of the Non-Call Period (if any) for a Series of Perpetual Preferred Shares (any such Business Day referred to in this sentence, an “Optional Redemption Date”), the Corporation may redeem in whole or from time to time in part the Outstanding Perpetual Preferred Shares of such Series, at a redemption price per Perpetual Preferred Share (the “Optional Redemption Price”) equal to (x) the Liquidation Preference per Perpetual Preferred Share of such Series plus (y) an amount equal to all unpaid dividends and distributions on such Perpetual Preferred Share of such Series accumulated to (but excluding) the Optional Redemption Date (whether or not earned or declared by the Corporation, but excluding interest thereon) plus (z) the Optional Redemption Premium per share (if any) with respect to an optional redemption of Perpetual Preferred Shares of such Series that is effected on such Optional Redemption Date.

(ii) If fewer than all of the outstanding shares of a Series of Perpetual Preferred Shares are to be redeemed pursuant to Section 2.5(b)(i), the shares of such Series to be redeemed shall be selected either (A) from each Holder pro rata based upon the number of Outstanding shares of such Series held by such Holder, or (B) by lot. Subject to the provisions of these Articles Supplementary and applicable law, the Board of Directors will have the full power and authority to prescribe the terms and conditions upon which Perpetual Preferred Shares will be redeemed pursuant to this Section 2.5(b) from time to time.

(iii) The Corporation may not on any date deliver a Notice of Redemption pursuant to Section 2.5(b) in respect of a redemption contemplated to be effected pursuant to this Section 2.5(b) unless on such date the Corporation has available Deposit Securities for the Optional Redemption Date contemplated by such Notice of Redemption having a Market Value not less than the amount (including any applicable premium) due to Holders of Perpetual Preferred Shares by reason of the redemption of such Perpetual Preferred Shares on such Optional Redemption Date.

(c) Procedures for Redemption.

(i) If the Corporation shall determine or be required to redeem, in whole or in part, Perpetual Preferred Shares of a Series pursuant to Section 2.5(a), or (b) the Corporation shall deliver a notice of redemption (the “Notice of Redemption”), by overnight delivery, by first class mail, postage prepaid or by Electronic Means to Holders thereof, or request the Redemption and Paying Agent, on behalf of the Corporation, to promptly do so by overnight delivery, by first class mail, postage prepaid or by Electronic Means. A Notice of Redemption shall be provided not more than forty-five (45) calendar days prior to the date fixed for redemption in such Notice of Redemption (the “Redemption Date”). The Redemption Date shall be not less than thirty (30) calendar days and not more than ninety (90) calendar days following the date upon which the Notice of Redemption is provided to Holders thereof. Each such Notice of Redemption shall state: (A) the Redemption Date; (B) the Series and number of Perpetual Preferred Shares to be redeemed; (C) the CUSIP number for Perpetual Preferred Shares of such Series; (D) the applicable Redemption Price on a per share basis; (E) if applicable, the place or places where the certificate(s) for such shares (properly endorsed or assigned for transfer, if the Board of Directors requires and the Notice of Redemption states) are to be surrendered for payment of the Redemption Price; (F) that dividends on the Perpetual Preferred Shares to be redeemed will cease to accumulate from and after such Redemption Date; and (G) the provisions of these Articles Supplementary under which such redemption is made. If fewer than all Perpetual Preferred Shares held by any Holder are to be redeemed, the Notice of Redemption delivered to such Holder shall also specify the number of Perpetual Preferred Shares to be redeemed from such Holder or the method of determining such number. The Corporation may provide in any Notice of Redemption relating to a redemption contemplated to be effected pursuant to these Articles Supplementary that such redemption is subject to one or more conditions precedent and that the Corporation shall not be required to effect such redemption unless each such condition has been satisfied at the time or times and in the manner specified in such Notice of Redemption. No defect in the Notice of Redemption or delivery thereof shall affect the validity of redemption proceedings, except as required by applicable law.

(ii) If the Corporation shall give a Notice of Redemption, then at any time from and after the giving of such Notice of Redemption and prior to 12:00 noon, New York City time, on the Redemption Date (so long as any conditions precedent to such redemption have been met or waived by the Corporation), the Corporation shall (A) deposit with the Redemption and Paying Agent Deposit Securities having an aggregate Market Value on the date thereof no less than the Redemption Price of the Perpetual Preferred Shares to be redeemed on the Redemption Date and (B) give the Redemption and Paying Agent irrevocable instructions and authority to pay the applicable Redemption Price to the Holders of the Perpetual Preferred Shares called for redemption on the Redemption Date. The Corporation may direct the Redemption and Paying Agent with respect to the investment or reinvestment of any Deposit Securities prior to the Redemption Date, provided that such investment or reinvestment consists exclusively of Deposit Securities and provided further that the proceeds of any such investment shall be available at the opening of business on the Redemption Date as same day funds.

(iii) Upon the date of the deposit of such Deposit Securities, provided that notice has been published that sufficient funds will be made available to Holders within ninety (90) calendar days, all rights of the Holders of the Perpetual Preferred Shares so called for redemption shall cease and terminate except the right of the Holders thereof to receive the Redemption Price thereof and such Perpetual Preferred Shares shall no longer be deemed Outstanding for any purpose whatsoever (other than (A) the transfer thereof prior to the applicable Redemption Date and (B) the accumulation of dividends thereon in accordance with the terms hereof up to (but excluding) the applicable Redemption Date, which accumulated dividends shall be payable only as part of the applicable Redemption Price on the Redemption Date). The Corporation shall be entitled to receive, promptly after the Redemption Date, any Deposit Securities in excess of the aggregate Redemption Price of the Perpetual Preferred Shares called for redemption on the Redemption Date. Any Deposit Securities so deposited that are unclaimed at the end of ninety (90) calendar days from the Redemption Date shall, to the extent permitted by law, be repaid to the Corporation, after which the Holders of the Perpetual Preferred Shares so called for redemption shall look only to the Corporation for payment of the Redemption Price thereof. The Corporation shall be entitled to receive, from time to time after the Redemption Date, any interest on the Deposit Securities so deposited. Notwithstanding anything in this Section 2.5(c)(iv) to the contrary, the rights of the Holders of the Perpetual Preferred Shares called for redemption shall not be terminated in the event that there is a default in funds available for redemption.

(iv) On or after the Redemption Date, each Holder of Perpetual Preferred Shares in certificated form (if any) that are subject to redemption shall surrender the certificate(s) evidencing such Perpetual Preferred Shares to the Corporation at the place designated in the Notice of Redemption and shall then be entitled to receive the Redemption Price for such Perpetual Preferred Shares, without interest, and in the case of a redemption of fewer than all the Perpetual Preferred Shares represented by such certificate(s), a new certificate representing the Perpetual Preferred Shares that were not redeemed.

(v) Notwithstanding the other provisions of this Section 2.5, except as otherwise required by law, the Corporation shall not redeem any Perpetual Preferred Shares unless all accumulated and unpaid dividends and distributions on all Outstanding Perpetual Preferred Shares and other series of Preferred Shares ranking on a parity with the Perpetual Preferred Shares with respect to dividends and distributions for all applicable past dividend periods (whether or not earned or declared by the Corporation) (x) shall have been or are contemporaneously paid or (y) shall have been or are contemporaneously declared and Deposit Securities or sufficient funds (in accordance with the terms of such Preferred Stock) for the payment of such dividends and distributions shall have been or are contemporaneously deposited with the Redemption and Paying Agent or other applicable paying agent for such Preferred Stock in accordance with the terms of such Preferred Stock, provided, however, that the foregoing shall not prevent the purchase or acquisition of Outstanding Perpetual Preferred Shares pursuant to an otherwise lawful purchase or exchange offer made on the same terms to Holders of all Outstanding Perpetual Preferred Shares and any other series of Preferred Stock for which all accumulated and unpaid dividends and distributions have not been paid.

(vi) To the extent that any redemption for which Notice of Redemption has been provided is not made (A) by reason of the absence of legally available funds therefor in accordance with the Charter and applicable law or (B) pursuant to the terms and conditions of any Credit Agreement in effect on the date on which such redemption is scheduled, such redemption shall be made as soon as practicable to the extent such funds become available. No Redemption Default shall be deemed to have occurred if the Corporation shall fail to deposit in trust with the Redemption and Paying Agent the Redemption Price with respect to any shares where (1) the Notice of Redemption relating to such redemption provided that such redemption was subject to one or more conditions precedent and (2) any such condition precedent shall not have been satisfied at the time or times and in the manner specified in such Notice of Redemption. Notwithstanding the fact that a Notice of Redemption has been provided with respect to any Perpetual Preferred Shares, dividends may be declared and paid on such Perpetual Preferred Shares in accordance with their terms if Deposit Securities for the payment of the Redemption Price of such Perpetual Preferred Shares shall not have been deposited in trust with the Redemption and Paying Agent for that purpose.

(d) Redemption and Paying Agent as Trustee of Redemption Payments by Corporation. All Deposit Securities transferred to the Redemption and Paying Agent for payment of the Redemption Price of Perpetual Preferred Shares called for redemption shall be held in trust by the Redemption and Paying Agent for the benefit of Holders of Perpetual Preferred Shares so to be redeemed until paid to such Holders in accordance with the terms hereof or returned to the Corporation in accordance with the provisions of Section 2.5(c)(iii) above.

(e) Compliance With Applicable Law and Credit Agreement. In effecting any redemption pursuant to this Section 2.5, the Corporation shall use its best efforts to comply with all applicable conditions precedent to effecting such redemption under the 1940 Act and any applicable Maryland law and pursuant to the terms and conditions of any Credit Agreement in effect as of the date of such redemption, but shall effect no redemption except in accordance with the 1940 Act and any applicable Maryland law and pursuant to the terms and conditions of any Credit Agreement in effect as of the date of such redemption. In determining for the purposes of Section 2-311 of the Maryland General Corporation Law or otherwise under Maryland General Corporation Law whether a distribution (other than upon voluntary or involuntary liquidation, dissolution, or winding up of the Corporation), by dividend, redemption, or otherwise, is permitted, amounts that would be needed, if the Corporation were to be dissolved at the time of the distribution, to satisfy the liquidation preference of any series of Preferred Stock with preferential rights on dissolution senior to the Perpetual Preferred Shares will not be added to the Corporation’s total liabilities.

(f) Modification of Redemption Procedures. Notwithstanding the foregoing provisions of this Section 2.5, the Corporation may, in its sole discretion and without a stockholder vote, modify the procedures set forth above with respect to notification of redemption for the Perpetual Preferred Shares, provided that such modification does not materially and adversely affect the Holders of the Perpetual Preferred Shares or cause the Corporation to violate any applicable law, rule or regulation; and provided further that no such modification shall in any way alter the rights or obligations of the Redemption and Paying Agent without its prior consent.

2.6. Voting Rights.

(a) One Vote Per Perpetual Preferred Share. Except as otherwise provided in the Charter or as otherwise required by law, (i) each Holder of Perpetual Preferred Shares shall be entitled to one vote for each Perpetual Preferred Share held by such Holder on each matter submitted to a vote of stockholders of the Corporation, and (ii) the holders of outstanding shares of Preferred Stock, including Outstanding Perpetual Preferred Shares, and of outstanding shares of Common Stock shall vote together as a single class; provided, however, that the holders of outstanding shares of Preferred Stock, including Outstanding Perpetual Preferred Shares, shall be entitled, voting as a separate class on a one-vote-per-share basis (to the exclusion of the Holders of all other securities and classes of Capital Stock of the Corporation), to elect two Directors of the Corporation at all times. Subject to Section 2.6(b), the Holders of outstanding shares of Common Stock and Preferred Stock, including Perpetual Preferred Shares, voting together as a single class, shall elect the balance of the Directors.

(b) Voting For Additional Directors.

(i) Voting Period. During any period in which any one or more of the conditions described in clauses (A) or (B) of this Section 2.6(b)(i) shall exist (such period being referred to herein as a “Voting Period”), the number of Directors constituting the Board of Directors shall be automatically increased by the smallest number that, when added to the two Directors elected by the Holders of Preferred Stock, including Perpetual Preferred Shares, would constitute a majority of the Board of Directors as so increased by such smallest number; and the Holders of Preferred Shares, including Perpetual Preferred Shares, shall be entitled, voting as a separate class on a one-vote-per-share basis (to the exclusion of the Holders of all other securities and classes of Capital Stock of the Corporation), to elect such smallest number of additional Directors, together with the two Directors that such Holders are in any event entitled to elect. A Voting Period shall commence:

(A) if, at the close of business on any dividend payment date for any outstanding Preferred Share including any Outstanding Perpetual Preferred Share, accumulated dividends (whether or not earned or declared) on such outstanding share of Preferred Stock equal to at least two (2) full years’ dividends shall be due and unpaid and sufficient cash or specified securities shall not have been deposited with the Redemption and Paying Agent or other applicable paying agent for the payment of such accumulated dividends; or

(B) if at any time Holders of shares of Preferred Stock are otherwise entitled under the 1940 Act to elect a majority of the Board of Directors.

Upon the termination of a Voting Period, the voting rights described in this Section 2.6(b)(i) shall cease, subject always, however, to the revesting of such voting rights in the Holders of shares of Preferred Stock upon the further occurrence of any of the events described in this Section 2.6(b)(i).

(ii) Notice of Special Meeting. As soon as practicable after the accrual of any right of the Holders of shares of Preferred Stock to elect additional Directors as described in Section 2.6(b)(i), at the request of any Holder, the Chairman of the Board, the Chief Executive Officer, the President, or the Board of Directors shall call a special meeting of such Holders and notify the Redemption and Paying Agent and/or such other Person as is specified in the terms of such Preferred Stock to receive notice in accordance with the Maryland General Corporation Law (i) by mailing or delivery by Electronic Means or (ii) in such other manner and by such other means as are specified in the terms of such Preferred Stock, a notice of such special meeting to such Holders, such meeting to be held not less than ten (10) nor more than thirty (30) calendar days after the date of the delivery by Electronic Means or mailing of such notice. If the Chairman of the Board, the Chief Executive Officer, the President, or the Board of Directors fails to call such a special meeting, it may be called at the expense of the Corporation by any such Holder on like notice. The record date for determining the Holders of shares of Preferred Stock entitled to notice of and to vote at such special meeting shall be the close of business on the fifth (5th) Business Day preceding the calendar day on which such notice is mailed or otherwise delivered, provided that the record date may not be prior to the close of business on the day the record date is fixed. At any such special meeting and at each meeting of Holders of shares of Preferred Stock held during a Voting Period at which Directors are to be elected, such Holders, voting together as a class (to the exclusion of the Holders of all other securities and classes of capital stock of the Corporation), shall be entitled to elect the number of Directors prescribed in Section 2.6(b)(i) on a one-vote-per-share basis.

(iii) Terms of Office of Existing Directors. The terms of office of the incumbent Directors of the Corporation at the time of a special meeting of Holders of the shares of Preferred Stock to elect additional Directors in accordance with Section 2.6(b)(i) shall not be affected by the election at such meeting by the Holders of Perpetual Preferred Shares and such other Holders of shares of Preferred Stock of the number of Directors that they are entitled to elect, and the Directors so elected by the Holders of Perpetual Preferred Shares and such other Holders of shares of Preferred Stock, together with the two (2) Directors elected by the Holders of shares of Preferred Stock in accordance with Section 2.6(a) hereof and the remaining Directors elected by the holders of the shares of Common Stock and Preferred Stock, voting together as a single class, shall constitute the duly elected Directors of the Corporation.

(iv) Certain Directors to Stand for Election Each Year that a Voting Period Continues. For so long as a Voting Period continues, the additional Directors elected by the Holders of the Preferred Stock pursuant to Section 2.6(b)(i) shall stand for election each year.

(v) Terms of Office of Certain Directors to Terminate Upon Termination of Voting Period. Simultaneously with the termination of a Voting Period, the terms of office of the additional Directors elected by the Holders of the shares of Preferred Stock pursuant to Section 2.6(b)(i) shall terminate, the remaining Directors shall constitute the Directors of the Corporation and the voting rights of the Holders of shares of Preferred Stock to elect additional Directors pursuant to Section 2.6(b)(i) shall cease, subject to the provisions of the last sentence of Section 2.6(b)(i).

(c) Holders of Perpetual Preferred Shares to Vote on Certain Matters.

(i) Certain Amendments Requiring Approval of Perpetual Preferred Shares. Except as otherwise permitted by the terms of these Articles Supplementary, so long as any Perpetual Preferred Shares are Outstanding, the Corporation shall not, without the affirmative vote or consent of the Holders of at least two-thirds (2/3) of the Perpetual Preferred Shares of all Series Outstanding at the time, voting together as a separate class, amend, alter or repeal the provisions of the Charter, or these Articles Supplementary, whether by merger, consolidation or otherwise, so as to materially and adversely affect any preference, conversion or other right, voting power, restriction, limitation as to dividends, qualification, or term and condition, of redemption of such Perpetual Preferred Shares or the Holders thereof; provided, however, that (i) a change in the capitalization of the Corporation in accordance with Section 2.9 hereof shall not be considered to materially and adversely affect the rights and preferences of the Perpetual Preferred Shares, and (ii) a division of a Perpetual Preferred Share shall be deemed to affect such preferences, rights or powers only if the terms of such division materially and adversely affect the Holders of the Perpetual Preferred Shares. For purposes of the foregoing, no matter shall be deemed to adversely affect any preference, right or power of a Perpetual Preferred Share of such Series or the Holder thereof unless such matter (i) alters or abolishes any preferential right of such Perpetual Preferred Share, or (ii) creates, alters or abolishes any right in respect of redemption of such Perpetual Preferred Share (other than as a result of a division of a Perpetual Preferred Share). So long as any Perpetual Preferred Shares are Outstanding, the Corporation shall not, without the affirmative vote or consent of at least two-thirds (2/3) of the Holders of the Perpetual Preferred Shares Outstanding at the time, voting as a separate class, file a voluntary application for relief under Federal bankruptcy law or any similar application under state law for so long as the Corporation is solvent and does not foresee becoming insolvent.

(ii) 1940 Act Matters. Unless a higher percentage is provided for in the Charter, the affirmative vote of the Holders of at least “a majority of the outstanding shares of Preferred Stock,” as determined in accordance with Section 2(a)(42) of the 1940 Act, including Perpetual Preferred Shares Outstanding at the time, voting as a separate class, shall be required to approve (A) any plan of reorganization (as such terms is used in the 1940 Act) adversely affecting such shares, or (B) any action requiring a vote of security holders of the Corporation pursuant to Section 13(a) of the 1940 Act.

(iii) Certain Amendments Requiring Approval of Specific Series of Perpetual Preferred Shares. Except as otherwise permitted by the terms of these Articles Supplementary, so long as any Perpetual Preferred Shares of a Series are Outstanding, the Corporation shall not, without the affirmative vote or consent of the Holders of at least two-thirds (2/3) of the Perpetual Preferred Shares of such Series, Outstanding at the time, voting as a separate class, amend, alter or repeal the provisions of the Appendix relating to such Series, whether by merger, consolidation or otherwise, so as to materially and adversely affect any preference, right or power set forth in such Appendix of the Perpetual Preferred Shares of such Series or the Holders thereof; provided, however, that (i) a change in the capitalization of the Corporation in accordance with Section 2.9 hereof shall not be considered to materially and adversely affect the rights and preferences of the Perpetual Preferred Shares of such Series, and (ii) a division of a Perpetual Preferred Share shall be deemed to affect such preferences, rights or powers only if the terms of such division materially and adversely affect the Holders of the Perpetual Preferred Shares of such Series; and provided, further, that no amendment, alteration or repeal of the obligation of the Corporation to accumulate dividends at the Dividend Rate (as set forth in these Articles Supplementary and the applicable Appendix hereto) for a Series shall be effected without, in each case, the prior unanimous vote or consent of the Holders of such Series of Perpetual Preferred Shares. For purposes of the foregoing, no matter shall be deemed to adversely affect any preference, right or power of a Perpetual Preferred Share of a Series or the Holder thereof unless such matter (i) alters or abolishes any preferential right of such Perpetual Preferred Share, or (ii) creates, alters or abolishes any right in respect of redemption of such Perpetual Preferred Share.

(d) Voting Rights Set Forth Herein Are Sole Voting Rights. Unless otherwise required by law or the Charter, the Holders of Perpetual Preferred Shares shall not have any relative voting rights or preferences or other special rights with respect to voting other than those expressly set forth in this Section 2.6.

(e) No Cumulative Voting. The Holders of Perpetual Preferred Shares shall have no rights to cumulative voting.

(f) Voting for Directors Sole Remedy for Corporation’s Failure to Declare or Pay Dividends. In the event that the Corporation fails to declare or pay any dividends on any Series of Perpetual Preferred Shares on the Dividend Payment Date therefor, the exclusive remedy of the Holders of the Perpetual Preferred Shares shall be the right to vote for Directors pursuant to the provisions of this Section 2.6. Nothing in this Section 2.6(f) shall be deemed to affect the obligation of the Corporation to accumulate and, if permitted by applicable law, the Charter and these Articles Supplementary, pay dividends at the Default Rate in the circumstances contemplated by Section 2.2(g) hereof.

(g) Holders Entitled to Vote. For purposes of determining any rights of the Holders of Perpetual Preferred Shares to vote on any matter, whether such right is created by these Articles Supplementary, by the Charter, by statute or otherwise, no Holder of Perpetual Preferred Shares shall be entitled to vote any Perpetual Preferred Share and no Perpetual Preferred Share shall be deemed to be “Outstanding” for the purpose of voting or determining the number of shares required to constitute a quorum if, prior to or concurrently with the time of determination of shares entitled to vote or the time of the actual vote on the matter, as the case may be, the requisite Notice of Redemption with respect to such Perpetual Preferred Share shall have been given in accordance with these Articles Supplementary and Deposit Securities for the payment of the Redemption Price of such Perpetual Preferred Share shall have been deposited in trust with the Redemption and Paying Agent for that purpose. No Perpetual Preferred Share held by the Corporation shall have any voting rights or be deemed to be outstanding for voting or for calculating the voting percentage required on any other matter or other purposes.

(h) Maryland General Corporation Law Matters. The Corporation shall take such actions as may be necessary to effect the provisions of this Section 2.6 in accordance with the Maryland General Corporation Law.

2.7. Maturity. The Perpetual Preferred Shares shall be perpetual.

2.8. Rating Agency. The Corporation shall use commercially reasonable efforts to cause at least one Rating Agency to issue long-term credit ratings with respect to each Series of Perpetual Preferred Shares for so long as such Series of Perpetual Preferred Shares is Outstanding. The Corporation shall use commercially reasonable efforts to comply with any applicable Rating Agency Guidelines. If a Rating Agency shall cease to rate the securities of closed-end management investment companies generally, the Board of Directors shall terminate the designation of such Rating Agency as a Rating Agency hereunder. The Board of Directors may elect to terminate the designation of any Rating Agency as a Rating Agency hereunder with respect to a Series of Perpetual Preferred Shares so long as either (i) immediately following such termination, there would be at least one Rating Agency with respect to such Series of Perpetual Preferred Shares or (ii) it replaces the terminated Rating Agency with another NRSRO and provides notice thereof to the Holders of such Series of Perpetual Preferred Shares; provided that such replacement shall not occur unless such replacement Rating Agency shall have at the time of such replacement (i) published a rating for the Perpetual Preferred Shares of such Series and (ii) entered into an agreement with the Corporation to continue to publish such rating subject to the Rating Agency’s customary conditions. The Board of Directors may also elect to designate one or more other NRSROs as Rating Agencies hereunder with respect to a Series of Perpetual Preferred Shares by notice to the Holders of the Perpetual Preferred Shares. The Rating Agency Guidelines of any Rating Agency may be amended by such Rating Agency without the vote, consent or approval of the Corporation, the Board of Directors or any Holder of Preferred Shares, including any Perpetual Preferred Shares, or Common Stock.

2.9. Issuance of Additional Preferred Stock.

So long as any Perpetual Preferred Shares are Outstanding, the Corporation may, without the vote or consent of the Holders thereof, authorize, establish and create and issue and sell shares of one or more series of a class of senior securities of the Corporation representing stock under Section 18 of the 1940 Act, ranking on a parity with Perpetual Preferred Shares as to the payment of dividends and the distribution of assets upon dissolution, liquidation or the winding up of the affairs of the Corporation, in addition to then Outstanding Series of Perpetual Preferred Shares, including additional Series of Perpetual Preferred Shares, and authorize, issue and sell additional shares of any such series of Preferred Stock then outstanding or so established and created, including additional Perpetual Preferred Shares of any Series, in each case in accordance with applicable law, provided that the Corporation shall, immediately after giving effect to the issuance of such additional shares of Preferred Stock and to its receipt and application of the proceeds thereof, including to the redemption of shares of Preferred Stock with such proceeds, have Asset Coverage (calculated in the same manner as is contemplated by Section 2.4(b) hereof) of at least 200%.

2.10. Status of Redeemed or Repurchased Perpetual Preferred Shares.

Perpetual Preferred Shares that at any time have been redeemed or purchased by the Corporation shall, after such redemption or purchase, have the status of authorized but unissued shares of Capital Stock.

2.11. Global Certificate.

For so long as any Perpetual Preferred Shares are Outstanding (i) all shares of any Series of Perpetual Preferred Shares Outstanding from time to time shall be represented by one global certificate for such Series registered in the name of the Securities Depository or its nominee and (ii) no registration of transfer of shares of such Series of Perpetual Preferred Shares shall be made on the books of the Corporation to any Person other than the Securities Depository or its nominee. The foregoing restriction on registration of transfer shall be conspicuously noted on the face or back of the global certificates.

2.12. Notice.

All notices or communications hereunder, unless otherwise specified in these Articles Supplementary, shall be sufficiently given if in writing and delivered in person, by telecopier, by Electronic Means or by overnight mail or delivery or mailed by first-class mail, postage prepaid. Notices delivered pursuant to this Section 2.12 shall be deemed given on the date received or, if mailed by first class mail, on the date five (5) calendar days after which such notice is mailed.

2.13. Termination.

In the event that no shares of a Series of Perpetual Preferred Shares are Outstanding, all rights and preferences of the shares of such Series established and designated hereunder shall cease and terminate, and all obligations of the Corporation under these Articles Supplementary with respect to such Series shall terminate, other than in respect to the payment of and the right to receive the Redemption Price in accordance with Section 2.5 of these Articles Supplementary.

2.14. Appendices.

The designation of each Series of Perpetual Preferred Shares shall be set forth in an Appendix to these Articles Supplementary. The Board of Directors may, by resolution duly adopted, without stockholder approval (except as otherwise provided by these Articles Supplementary or required by applicable law) (1) amend the Appendix to these Articles Supplementary relating to a Series so as to reflect any amendments to the terms applicable to such Series including an increase in the number of authorized shares of such Series and (2) add additional Series of Perpetual Preferred Shares by including a new Appendix to these Articles Supplementary relating to such Series.

2.15. Actions on Other than Business Days.

Unless otherwise provided herein, if the date for making any payment, performing any act or exercising any right, in each case as provided for in these Articles Supplementary, is not a Business Day, such payment shall be made, act performed or right exercised on the next succeeding Business Day, with the same force and effect as if made or done on the nominal date provided therefor, and, with respect to any payment so made, no dividends, interest or other amount shall accrue for the period between such nominal date and the date of payment.

2.16. Modification.

The Board of Directors, without the vote of the Holders of Perpetual Preferred Shares, may interpret, supplement or amend the provisions of these Articles Supplementary or any Appendix hereto to supply any omission, resolve any inconsistency or ambiguity or to cure, correct or supplement any defective or inconsistent provision, including any provision that is inconsistent or otherwise conflicts with any provision of the 1940 Act, the rules and regulations promulgated thereunder, any order issued thereunder by the Commission, or any interpretive position of the staff of the Commission pertaining thereto, in each case, that is applicable to the Corporation, or any provision that becomes defective after the date hereof because of impossibility of performance or any provision that is inconsistent with any provision of any other Capital Stock of the Corporation.

2.17. No Additional Rights.

Unless otherwise required by law or the Charter, the Holders of Perpetual Preferred Shares shall not have any relative rights or preferences or other special rights other than those specifically set forth in these Articles Supplementary.

FOURTH: The shares of Perpetual Preferred Stock and shares of Series A Preferred Stock have been classified and designated by the Board of Directors under the authority contained in the Charter.

FIFTH: As contemplated by these Articles Supplementary, the designation of shares of Series A Perpetual Stock is set forth in Appendix A attached hereto and made a part hereof (“Appendix A”).

FIFTH: These Articles Supplementary, together with Appendix A, have been approved by the Board of Directors in the manner and by the vote required by law.

SIXTH: These Articles Supplementary, together with Appendix A, shall be effective upon the acceptance of these Articles Supplementary for record by the SDAT.

SEVENTH: The undersigned Chairman and President acknowledges these Articles Supplementary, together with Appendix A, to be the corporate act of the Corporation and, as to all matters or facts required to be verified under oath, the undersigned acknowledges that, to the best of her knowledge, information and belief, these matters and facts are true in all material respects and that this statement is made under the penalties of perjury.

[Signature Page Begins on the Following Page]

In Witness Whereof, these Articles Supplementary, together with Appendix A, are executed on behalf of the Corporation by its President and attested to by its Secretary on this 6th day of April, 2022.

ATTEST:		RIVERNORTH OPPORTUNITIES FUND, INC.

/s/ Sareena Khwaja-Dixon		/s/ Kathryn A. Burns
Name:	Sareena Khwaja-Dixon	Name:	Kathryn A. Burns
Title:	Secretary	Title:	President

[Signature Page to the Articles Supplementary Establishing and Fixing the Rights and Preferences of Perpetual Preferred Stock]

APPENDIX A

RIVERNORTH OPPORTUNITIES FUND, INC.

SERIES A PERPETUAL PREFERRED STOCK

This Appendix establishes a Series of Perpetual Preferred Shares of RiverNorth Opportunities Fund, Inc. Except as set forth below, this Appendix incorporates by reference the terms set forth with respect to all Series of such Perpetual Preferred Shares in those “Articles Supplementary Establishing and Fixing the Rights and Preferences of Perpetual Preferred Stock” dated April 6, 2022 (the “PP Articles Supplementary”). This Appendix has been adopted by resolution of the Board of Directors of RiverNorth Opportunities Fund, Inc. Capitalized terms used herein but not defined herein have the respective meanings set forth in the PP Articles Supplementary.

Section 1. Designation as to Series.

Series A Perpetual Preferred Stock: A series of [ ] shares of Perpetual Preferred Stock is hereby classified and designated as shares of “Series A Perpetual Preferred Stock” (collectively, “Series A Perpetual Preferred Shares”). Each share of such Series shall have such preferences, voting powers, restrictions, limitations as to dividends and distributions, qualifications and terms and conditions of redemption, in addition to those required by applicable law and those that are expressly set forth in the Charter and the PP Articles Supplementary (except as the PP Articles Supplementary may be expressly modified by this Appendix), as are set forth in this Appendix A. The Series A Perpetual Preferred Shares shall constitute a separate series of Capital Stock and of the Perpetual Preferred Shares and each Series A Perpetual Preferred Share shall be identical. The following terms and conditions shall apply solely to the Series A Perpetual Preferred Shares:

Section 2. Number of Authorized Shares of Series.

The number of authorized shares is [ ].

Section 3. Date of Original Issue with respect to Series.

The Date of Original Issue is on or about [ ], 2022.

Section 4. Fixed Dividend Rate Applicable to Series.

The Fixed Dividend Rate is [ ]%.

Section 5. Liquidation Preference Applicable to Series.

The Liquidation Preference is $25.00 per share.

Section 6. Dividend Payment Dates Applicable to Series.

The Dividend Payment Dates are February 15, May 15, August 15, and November 15 of each year (each a “Dividend Payment Date”), commencing on May 15, 2022. If any Dividend Payment Date is not a Business Day, then the dividend with respect to that Dividend Payment Date will be paid on the next succeeding day that is a Business Day, without any interest or other payment in respect of such delay.

Section 7. Non-Call Period Applicable to Series.

The Non-Call Period is the period beginning on the Date of Original of Issue and ending at the close of business on May 14, 2027.

Section 8. Exceptions to Certain Definitions Applicable to the Series.

The following definitions contained under the heading “Definitions” in the PP Articles Supplementary are hereby amended as follows:

Not applicable.

Section 9. Additional Definitions Applicable to the Series.

The following terms shall have the following meanings (with terms defined in the singular having comparable meanings when used in the plural and vice versa), unless the context otherwise requires:

“Dividend Period” means, each period from and including a Dividend Payment Date (or the Date of Original Issue in the case of the first Dividend Period) to but excluding the following Dividend Payment Date.

Section 10. Amendments to Terms of Perpetual Preferred Shares Applicable to the Series.

The following provisions contained under the heading “Terms of the Perpetual Preferred Shares” in the PP Articles Supplementary are hereby amended as follows:

Not applicable.

Section 11. Additional Terms and Provisions Applicable to the Series.

The following provisions shall be incorporated into and be deemed part of the PP Articles Supplementary:

Not applicable.